Exhibit 99.10

Exception Grades - DS-38228
Run Date - 3/26/2018 12:31:07 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
OO2	OO2		900020601	4215040013-4563	07/01/2015	Compliance	Compliance	Federal	RESPA 2010 GFE to Actual Interest Rate	Cured at closing with credit to borrower of $xxxx						2	xx/xx/xxxx	NY	Primary	Purchase		D	B	A	A	B	B	D	A	Prime QM	Prime QM			RESPA
OO2	OO2		900020611	4215040013-4573	07/01/2015	Property	Document Error	Valuation	Valuation Error: Desk review value not provided.	AVM retruned at $XX.00 variance of -XX% Desk Review required			xx/xx/xxx: Received Desk Review with value of $xxxxxx variance of 0.00% and clearing issue	xx/xx/xxxx+		1	xx/xx/xxxx	NY	Primary	Purchase		D	B	A	A	B	B	D	A	Prime QM	Prime QM			Property - Appraisal